WARRANTS AND OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
WARRANTS AND OPTIONS [Text Block]
6.	WARRANTS AND OPTIONS

The following table summarizes all of the Company’s stock option and warrant activity for the six month period ended June 30, 2013, including private placement warrants and stock options and warrants granted for compensation:

			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2012	63,052,965	$0.89	1.94
Options/warrants granted	1,825,000	0.55	6.75
Options/warrants cancelled	-	-	-
Options/warrants expired	(5,498,940)	2.31	-

Balance, June 30, 2013	59,379,025	$0.75	1.96

6.	WARRANTS AND OPTIONS

The following table summarizes all of the Company’s stock option and warrant activity for the years ended December 31, 2012 and 2011, including private placement warrants and stock options and warrants granted for compensation:

			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2010	37,534,054	$0.92	2.52
Options/warrants granted	4,921,600	0.75	3.82
Options/warrants cancelled	(200,000)	0.53	-
Options/warrants exercised	-	-	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2011	42,218,154	0.90	2.18
Options/warrants granted	21,022,401	0.88	3.46
Options/warrants cancelled	-	-	-
Options/warrants exercised	(150,000)	0.25	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2012	63,053,055	$0.89	1.94